Financial Instruments - Additional Information (Detail) (AUD)	12 Months Ended
	Dec. 31, 2014 Contracts	Dec. 31, 2013 Contracts	Dec. 31, 2012 Contracts
Fair Value Disclosures [Abstract]
Impairments recognized during the year	0	0	0
Outstanding contracts	0	0	0
Recognized gains in earnings	0	0
Amount of ineffectiveness recorded in earnings of designated cash flows	0	0	0
Recognized losses in earnings			83,339